Victory Large Cap Growth Fund
Victory Large Cap Growth Fund
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 10 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 42 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Large Cap Growth Fund	Class A		Class C		Class I	Class R	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[1]	1.00%	[2]	none	none	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see 'Choosing a Share Class' beginning on page 13 of the Fund's Prospectus.
[2]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Victory Large Cap Growth Fund	Class A	Class C		Class I		Class R		Class Y
Management Fees	0.75%	0.75%		0.75%		0.75%		0.75%
Distribution (12b-1) Fees	0.25%	1.00%		none		0.50%		none
Other Expenses	0.26%	0.35%		0.25%		1.47%		0.28%
Total Annual Fund Operating Expenses	1.26%	2.10%		1.00%		2.72%		1.03%
Fee Waiver/Expense Reimbursement	none	none		(0.05%)		(1.07%)		(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.26%	2.10%	[1]	0.95%	[1]	1.65%	[1]	1.02%	[1]
[1]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class C, Class I, Class R and Class Y shares do not exceed 2.10%, 0.95%, 1.65% and 1.02% until at least February 28, 2016, February 28, 2016, February 28, 2016 and February 28, 2017, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Victory Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	696	952	1,227	2,010
Class C	313	658	1,129	2,431
Class I	97	313	548	1,220
Class R	168	743	1,345	2,973
Class Y	104	326	567	1,258

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Victory Large Cap Growth Fund Class C	213	658	1,129	2,431

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategy

The Fund pursues its investment objective by investing primarily in U.S. equity securities of companies whose growth prospects appear to exceed those of the overall market. The issuers usually are listed on a nationally recognized exchange.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large cap companies. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

"Large cap companies" are companies that at the time of purchase, have market capitalizations within the range of companies comprising the Russell 1000® Growth Index. As of December 31, 2014, the Russell 1000® Growth Index included companies with approximate market capitalizations between $275 million and $666 billion. The size of companies in the index changes with market conditions and the composition of the index.

In making investment decisions for the Fund, the Adviser will invest the Fund's assets in stocks of approximately 25-45 companies that have exhibited faster-than-average earnings growth over the past few years and are expected to continue to show high levels of profit growth. The Adviser may sell a security if it believes the price objective for the stock has been reached, if more attractive opportunities are identified, or if the fundamentals of the company deteriorate.

The Fund may invest a portion of its assets in equity securities of foreign companies traded on U.S. exchanges, including American and Global Depositary Receipts (ADRs and GDRs).

For purposes of the Fund's investment strategy, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

■  Growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, and they may fall out of favor if the companies' earnings growth does not meet expectations.

■  The portfolio manager may not execute the Fund's principal investment strategies effectively.

■  A company's earnings may not increase as expected.

■  Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class I, Class R and Class Y shares of the Fund, including applicable maximum sales charges, compare to those of the Russell 1000® Growth Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 18.09% (quarter ended September 30, 2010) Lowest -24.34% (quarter ended December 31, 2008)
Average Annual Total Returns (For the Periods ended December 31, 2014)
Average Annual Returns Victory Large Cap Growth Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	0.36%	11.43%		6.61%
Class C	4.56%	11.82%		6.39%
Class I	6.73%	10.59%	[1]		Mar. 01, 2011
Class R	6.02%	12.31%		6.88%
Class Y	6.66%	16.81%	[1]		Jan. 28, 2013
After Taxes on Distributions Class A	(1.62%)	10.34%		6.09%
After Taxes on Distributions and Sale of Fund Shares Class A	1.88%	9.14%		5.36%
Russell 1000® Growth Index Index returns reflect no deduction for fees, expenses or taxes.	33.48%	20.39%		7.83%
[1]	Inception dates for Class I and Class Y shares are March 1, 2011 and January 28, 2013, respectively.